Investment in Affiliate	12 Months Ended
Mar. 31, 2013
Investment in Affiliate

3.    Investment in Affiliate

The carrying amounts of investment in affiliate as of March 31, 2012 and 2013 were ¥2,184 million and ¥2,247 million, respectively.

At March 31, 2011, 2012 and 2013, KONAMI held an investment in affiliate as follows:

	Description of business	Acquisition Date	Ownership %
			2011	2012	2013
Resort Solution Co., Ltd. (“Resort Solution”)	Management of resort facilities	March 2006	20.4%	20.4%	20.4%

Summarized financial information for the affiliated company accounted for by the equity method is presented below:

	Millions of Yen
	2012	2013
Financial Position:
Property and equipment, net	¥11,361	¥11,090
Other assets, net	19,569	18,884

Total assets	¥30,930	¥29,974

Debt	¥7,642	¥8,400
Other liabilities	14,335	12,260
Noncontrolling interest	83	95
Total Resort Solution stockholders’ equity	8,870	9,219

Total liabilities and equity	¥30,930	¥29,974

	Millions of Yen
	2011	2012	2013
Operations:
Revenues	¥19,961	¥17,992	¥20,069
Cost of revenues	9,403	8,696	7,710
Selling, general and administrative expenses	10,430	9,177	11,718

Operating income	128	119	641
Interest expense, net	(122)	(151)	(181)
Other, net	321	524	58

Net income	¥327	¥492	¥518

The difference between the amount at which an investment is carried and the amount of underlying equity in net assets represents mainly intangible assets recognized at the Company.

The Company’s shares of undistributed earnings of the affiliate included in the consolidated retained earnings were earnings of nil as of March 31, 2011, 2012 and 2013.

The investment in Resort Solution with a carrying amount of ¥2,184 million and ¥2,247 million as of March 31, 2012 and 2013, respectively, was traded on established markets and was quoted at a market value of ¥1,847 million and ¥2,549 million as of March 31, 2012 and 2013, respectively.